GOODWILL (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Changes in goodwill [abstract]
Beginning of year		$ 948	[1]	$ 901
Acquired through business combinations				160
Transfer to Assets held for sale				(22)
Foreign exchange and other		1		(91)
End of year	[1]	$ 949		$ 948

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).